Loans and Related Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2015
Classes of the Loan Portfolio Summarized by the Aggregate Risk Rating

The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company’s internal risk rating system as of December 31, 2015 and December 31, 2014 (in thousands):

As of December 31, 2015	Pass	Special Mention	Substandard	Doubtful	Total

Commercial, financial and agricultural	$30,814	$1,853	$1,504	$-	$34,171
Real estate - commercial	106,629	16,067	3,274	1,243	127,213
Real estate - construction	16,351	7,024	3,297	-	26,672
Real estate - mortgage	152,161	6,595	4,656	1,205	164,617
Obligations of states and political subdivisions	17,069	455		-	17,524
Personal	6,787	56	3	-	6,846
Total	$329,811	$32,050	$12,734	$2,448	$377,043

As of December 31, 2014	Pass	Special Mention	Substandard	Doubtful	Total

Commercial, financial and agricultural	$17,904	$5,697	$137	$-	$23,738
Real estate - commercial	70,369	15,297	3,037	1,297	90,000
Real estate - construction	12,934	3,486	3,957	336	20,713
Real estate - mortgage	128,898	5,611	4,280	1,887	140,676
Obligations of states and political subdivisions	15,708	22	-	-	15,730
Personal	3,987	57	-	-	4,044
Total	$249,800	$30,170	$11,411	$3,520	$294,901

Impaired Loans by Loan Portfolio Class

The following tables summarize information regarding impaired loans by portfolio class as of December 31, 2015 and December 31, 2014 (in thousands):

	As of December 31, 2015			As of December 31, 2014
Impaired loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial, financial and agricultural	$475	$475	$-	$1	$1	$-
Real estate - commercial	1,851	2,024	-	2,264	2,357	-
Acquired with credit deterioration	834	893	-	-	-	-
Real estate - construction	-	-	-	336	664	-
Real estate - mortgage	2,636	4,127	-	3,056	4,324	-
Acquired with credit deterioration	630	642	-	-	-	-
With an allowance recorded:
Real estate - mortgage	$-	$-	$-	$896	$937	$150
Total:
Commercial, financial and agricultural	$475	$475	$-	$1	$1	$-
Real estate - commercial	1,851	2,024	-	2,264	2,357	-
Acquired with credit deterioration	834	893	-	-	-	-
Real estate - construction	-	-	-	336	664	-
Real estate - mortgage	2,636	4,127	-	3,952	5,261	150
Acquired with credit deterioration	630	642	-	-	-	-
	$6,426	$8,161	$-	$6,553	$8,283	$150

	Year Ended December 31, 2015			Year Ended December 31, 2014			Year Ended December 31, 2013
Impaired loans	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income
With no related allowance recorded:
Commercial, financial and agricultural	$238	$25	$-	$48	$1	$2	$127	$-	$-
Real estate - commercial	2,058	45	27	2,141	62	49	2,345	96	24
Acquired with credit deterioration	417	-	-	-	-	-	-	-	-
Real estate - construction	168	-	-	420	-	-	1,254	2	6
Real estate - mortgage	2,846	27	36	3,205	76	71	1,920	64	24
Acquired with credit deterioration	53	-	-	-	-	-	-	-	-
With an allowance recorded:
Commercial financial and agricultural	$-	$-	$-	$-	$-	$-	$119	$-	$-
Real estate - commercial	-	-	-	119				-	-
Real estate - construction	-	-	-	739	-	-	838	-	-
Real estate - mortgage	448	-	-	631	-	5	1,253	-	7
Total:
Commercial, financial and agricultural	238	25	-	48	$1	$2	$127	$-	$-
Real estate - commercial	2,058	45	27	2,260	62	49	2,464	96	24
Acquired with credit deterioration	417	-	-	-	-	-	-	-	-

Nonaccrual Loans by Classes of the Loan Portfolio

The following table presents nonaccrual loans by classes of the loan portfolio as of December 31, 2015 and December 31, 2014 (in thousands):

Nonaccrual loans:	December 31, 2015	December 31, 2014
Real estate - commercial	$1,286	$1,717
Real estate - construction	-	336
Real estate - mortgage	2,402	3,193
Total	$3,688	$5,246

Loan Portfolio Summarized by the Past Due Status

The following table presents the classes of the loan portfolio summarized by the past due status as of December 31, 2015 and December 31, 2014 (in thousands):

As of December 31, 2015	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Loans Past Due greater than 90 Days and Accruing

Commercial, financial and agricultural	$92	-	-	$92	$34,079	$34,171	$-
Real estate - commercial
Real estate - commercial	112	124	1,243	1,479	124,900	126,379	-
Acquired with credit deterioration	-	175	443	618	216	834	443
Real estate - construction	-	-	-	-	26,672	26,672	-
Real estate - mortgage
Real estate - mortgage	1,038	761	1,669	3,468	160,519	163,987	-
Acquired with credit deterioration	-	61	119	180	450	630	119
Obligations of states and political subdivisions	-	-	-	-	17,524	17,524	-
Personal	56	48	2	106	6,740	6,846	2
Total	$1,298	$1,169	$3,476	$5,943	$371,100	$377,043	$564

As of December 31, 2014	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Loans Past Due greater than 90 Days and Accruing

Commercial, financial and agricultural	$2	$12	$-	$14	$23,724	$23,738	$-
Real estate - commercial	388	61	1,717	2,166	87,834	90,000	-
Real estate - construction	-	104	336	440	20,273	20,713	-
Real estate - mortgage	498	1,326	2,968	4,792	135,884	140,676	400
Obligations of states and political subdivisions	-	-	-	-	15,730	15,730	-
Personal	17	-	-	17	4,027	4,044	-
Total	$905	$1,503	$5,021	$7,429	$287,472	$294,901	$400

Troubled Debt Restructurings on Financing Receivables

The following table summarizes information regarding troubled debt restructurings by loan portfolio class as of and for the years ended December 31, 2015 and 2014, in thousands of dollars.

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Recorded Investment
As of December 31, 2015
Accruing troubled debt restructurings:
Real estate - commercial	1	$148	$148	$142
Real estate - mortgage	6	254	282	234
	7	$402	$430	$376

As of December 31, 2014
Accruing troubled debt restructurings:
Real estate - commercial	1	$148	$148	$145
Real estate - mortgage	6	254	282	256

Non-accruing troubled debt restructurings:
Real estate - mortgage	1	364	371	366
	8	$766	$801	$767

Allowance for Loan Losses and Recorded Investments in Loans Receivable

The following tables summarize loans and the activity in the allowance for loan losses by loan class, segregated into the amount required for loans individually evaluated for impairment and the amount required for loans collectively evaluated for impairment as of and for the years ended December 31, 2015, 2014 and  2013 (in thousands):

Allowance for loan losses:	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Beginning Balance, January 1, 2015	$222	$665	$155	$1,300	$-	$38	$2,380
Charge-offs	(11)	(66)	(24)	(305)	-	(9)	(415)
Recoveries	7	-	-	1	-	3	11
Provisions	46	237	60	144	-	15	502
Ending balance, December 31, 2015	$264	$836	$191	$1,140	$-	$47	$2,478

As of December 31, 2015	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$264	$836	$191	$1,140	$-	$47	$2,478
evaluated for impairment
individually	$-	$-	$-	$-	$-	$-	$-
collectively	$264	$836	$191	$1,140	$-	$47	$2,478

Loans:
Ending balance	$34,171	$127,213	$26,672	$164,617	$17,524	$6,846	$377,043
evaluated for impairment
individually	$475	$1,828	$-	$2,532	$-	$-	$4,835
collectively	$33,696	$124,551	$26,672	$161,455	$17,524	$6,846	$370,744
acquired with credit deterioration	$-	834	$-	$630	$	$-	$1,464

Allowance for loan losses:	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Beginning Balance, January 1, 2014	$253	$534	$212	$1,246	$-	$42	$2,287
Charge-offs	(20)	(92)	(18)	(125)	-	(20)	(275)
Recoveries	4	5	-	-	-	2	11
Provisions	(15)	218	(39)	179	-	14	357
Ending balance	$222	$665	$155	$1,300	$-	$38	$2,380

As of December 31, 2014	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$222	$665	$155	$1,300	$-	$38	$2,380
evaluated for impairment
individually	$-	$-	$-	$150	$-	$-	$150
collectively	$222	$665	$155	$1,150	$-	$38	$2,230

Loans:
Ending balance	$23,738	$90,000	$20,713	$140,676	$15,730	$4,044	$294,901
evaluated for impairment
individually	$1	$2,264	$336	$3,952	$-	$-	$6,553
collectively	$23,737	$87,736	$20,377	$136,724	$15,730	$4,044	$288,348

Allowance for loan losses:	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Beginning Balance, January 1, 2013	$179	$463	$202	$2,387	$-	$50	$3,281
Charge-offs	(4)	-	(117)	(1,281)	-	(29)	(1,431)
Recoveries	13	-	-	-	-	9	22
Provisions	65	71	127	140	-	12	415
Ending balance	$253	$534	$212	$1,246	$-	$42	$2,287
As of December 31, 2013	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$253	$534	$212	$1,246	$-	$42	$2,287
evaluated for impairment
individually	$-	$26	$93	$45	$-	$-	$164
collectively	$253	$508	$119	$1,201	$-	$42	$2,123

Loans:
Ending balance	$26,281	$74,471	$19,681	$140,459	$12,702	$4,204	$277,798
evaluated for impairment
individually	$94	$2,255	$1,982	$3,718	$-	$-	$8,049
collectively	$26,187	$72,216	$17,699	$136,741	$12,702	$4,204	$269,749

Restructured Loan [Member]
Troubled Debt Restructurings on Financing Receivables

There were no loans whose terms have been modified resulting in troubled debt restructurings during 2015. The following table summarizes loans whose terms have been modified, resulting in troubled debt restructurings during 2014, in thousands of dollars.

Year ended December 31, 2014
Accruing troubled debt restructurings:
Real estate - mortgage	3	$92	$92	$87
	3	$92	$92	$87